Fair Value Measurements and Investments - Schedule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 003 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value		$ 11,072,585	$ 8,890,545
Aimco Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[1]	104,508	122,492
Interest-Bearing Cash Held by Aimco Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[2]	1,119	1,126
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[3]	10,874,682	8,692,709
Common Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[4]	92,276	74,218
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value		10,980,309	8,816,327
Level 1 | Aimco Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[1]	104,508	122,492
Level 1 | Interest-Bearing Cash Held by Aimco Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[2]	1,119	1,126
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[3]	10,874,682	8,692,709
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value		92,276	74,218
Measured at NAV | Common Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	[4]	$ 92,276	$ 74,218

[1]	The fair value of the Aimco common stock is based on the closing price per the New York Stock Exchange. As of December 31, 2025, and December 31, 2024, this fund held 17,594 and 13,475 shares of Aimco common stock, respectively.
[2]	The carrying value of the interest-bearing cash approximates fair value.
[3]	The fair values of the mutual funds are based on the closing prices as reported by the funds. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
[4]	The Fidelity Managed Income Portfolio II (“MIP”) Fund is a common collective trust fund designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund. There are no unfunded commitments associated with this fund. Investments in the Fidelity MIP Fund are recorded at fair value, using the NAV practical expedient. The fair value of the Fidelity MIP Fund has been estimated based on the fund’s NAV provided by Fidelity, which is based on the contract value of the underlying investment contracts held by the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.